BISYS Fund Services
                          100 Summer Street, Suite 1500
                                Boston, MA 02110

July 1, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      The Empire Builder Tax Free Bond Fund (the "Fund")
         File Nos. 2-86931 and 811-3907
         Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of the Fund, this letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund that would have been filed under Rule 497(c) do not differ from that contained in Post-Effective Amendment No. 24 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 28, 2004.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 824-1217.

 Sincerely,

/s/ Scott M. Zoltowski
----------------------
Scott M. Zoltowski
Senior Counsel

cc:      John Loder, Ropes & Gray
         Michael G. Doherty, Ropes & Gray